DEFERRED TAX (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
DEFERRED TAX (Details) [Line Items]
Income Statement, Effect of remeasurement of deferred tax utilisation	£ 25
Other Comphrensive Income, Effect of remeasurement of deferred tax utilisation	£ (8)
WriteOffOnCapitalTaxLosses	50.00%
Trading Losses [member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Expiration Term	20 years
The Group [member]
DEFERRED TAX (Details) [Line Items]
Increase (decrease) in deferred tax expense (income) due to rate regulation	£ 10
Deferred tax assets	3,366	£ 3,222
The Group [member] | Trading Losses [member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	35	36
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	45	52
The Group [member] | UK [member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	111	121
Current tax expense (income)	650
The Group [member] | Foreign Tax Authority [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	46	46
Deferred tax assets	0
The Bank [member]
DEFERRED TAX (Details) [Line Items]
Increase (decrease) in deferred tax expense (income) due to rate regulation
Deferred tax assets	2,029	1,984
The Bank [member] | Trading Losses [member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	5	7
The Bank [member] | UK [member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	84	98
Current tax expense (income)	497
The Bank [member] | Foreign Tax Authority [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	7	7
UK Corporation Tax [member]
DEFERRED TAX (Details) [Line Items]
Increase (decrease) in deferred tax liability (asset)	397
Current tax expense (income)	£ 1,279	£ 1,108	[1]	£ 1,029
Current year [member]
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	19.00%
1 April 2020 [member]
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	17.00%

[1]	Restated, see note 1.